Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.2%
Diamond Hill Investment Group Inc.	2,082	$236,661

Financial Exchanges & Data — 34.4%
Cboe Global Markets Inc.	49,935	4,657,937
CME Group Inc.	102,108	16,596,634
Intercontinental Exchange Inc.	52,018	4,764,849
MarketAxess Holdings Inc.	9,984	5,001,185
Nasdaq Inc.	42,179	5,039,125

		36,059,730

Investment Banking & Brokerage — 65.2%
BGC Partners Inc., Class A	199,583	546,858
Charles Schwab Corp. (The)	132,789	4,480,301
Cowen Inc., Class A(a)	19,341	313,518
E*TRADE Financial Corp.	100,895	5,017,508
Evercore Inc., Class A	28,297	1,667,259
Goldman Sachs Group Inc. (The)	88,130	17,416,251
Houlihan Lokey Inc.	34,497	1,919,413
Interactive Brokers Group Inc., Class A(a)	53,578	2,237,953
Lazard Ltd., Class A	78,718	2,253,696
LPL Financial Holdings Inc.	55,052	4,316,077
Moelis & Co., Class A	37,290	1,161,956
Morgan Stanley	257,424	12,433,579
Piper Sandler Cos.(a)	10,132	599,409
PJT Partners Inc., Class A	14,743	756,906
Raymond James Financial Inc.	66,282	4,562,190
Stifel Financial Corp.	47,826	2,268,387
StoneX Group Inc.(a)(b)	11,413	627,715
TD Ameritrade Holding Corp.	123,011	4,475,140

Security	Shares	Value

Investment Banking & Brokerage (continued)
Virtu Financial Inc., Class A	52,972	$1,250,139

		68,304,255

Total Common Stocks — 99.8% (Cost: $122,060,339)		104,600,646

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	354,493	354,954
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	160,000	160,000

		514,954

Total Short-Term Investments — 0.5% (Cost: $514,753)		514,954

Total Investments in Securities — 100.3% (Cost: $122,575,092)		105,115,600

Other Assets, Less Liabilities — (0.3)%		(339,336)

Net Assets — 100.0%		$104,776,264

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,866,589	(1,512,096)	354,493	$354,954	$2,095	(b)	$1,127		$153
BlackRock Cash Funds: Treasury, SL Agency Shares	—	160,000	160,000	160,000	48		—		—

				$514,954	$2,143		$1,127		$153

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Financial E-Mini Index	2	09/18/20	$142	$(4,584)

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$104,600,646	$—	$—	$104,600,646
Money Market Funds	514,954	—	—	514,954

	$105,115,600	$—	$—	$105,115,600

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,584)	$—	$—	$(4,584)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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